UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Principal
	Amount	Value
BANK LOANS - 0.69%
Lee Enterprises, Inc.
12.000%, 12/31/2022	$475,667	$501,828
TOTAL BANK LOANS (Cost $475,667)		501,828

	Shares
COMMON STOCKS - 26.93%
Administrative and Support Services - 2.81%
Ctrip.com International Ltd. (a)	5,780	618,518
Enova International, Inc. (b)	27,719	208,447
NorthStar Asset Management Group, Inc. (c)	88,245	1,200,132
		2,027,097
Air Transportation - 0.06%
AMR Corp. Escrow (b)(d)	28,850	42,986
Beverage and Tobacco Product Manufacturing - 1.66%
Molson Coors Brewing Co.	13,020	1,198,231
Computer and Electronic Product Manufacturing - 3.00%
Imation Corp. (b)	597,927	1,165,958
NCR Corp. (b)(c)	19,080	517,259
Violin Memory, Inc. (b)	370,640	485,538
		2,168,755
Credit Intermediation and Related Activities - 4.00%
Banco Macro SA (a)(b)	3,500	202,615
Citizens Financial Group, Inc. (c)	45,950	1,223,648
Grupo Financiero Galicia SA (a)	9,830	247,225
H&R Block, Inc. (c)	33,170	1,217,007
		2,890,495
Crop Production - 0.35%
Adecoagro SA (a)(b)	22,200	249,750
Data Processing, Hosting and Related Services - 0.81%
Citrix Systems, Inc. (b)	7,600	582,692
Educational Services - 1.66%
Grand Canyon Education, Inc. (b)(c)	30,200	1,196,524
Mining (except Oil and Gas) - 0.77%
Stillwater Mining Co. (b)(c)	59,000	552,240
Nonstore Retailers - 0.83%
EVINE Live, Inc. (b)	323,940	602,528
Oil and Gas Extraction - 0.21%
Petrobras Argentina SA (a)	25,425	148,482
Paper Manufacturing - 2.52%
Graphic Packaging Holding Co. (c)	88,700	1,212,529
KapStone Paper and Packaging Corp. (c)	24,900	604,323
		1,816,852
Pipeline Transportation - 0.15%
Transportadora de Gas del Sur SA (a)	18,000	110,160

Publishing Industries (except Internet) - 0.85%
Graham Holdings Co. (c)	1,130	611,613
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.11%
Ferrari NV (a)(b)	26,000	1,205,100
Sphere 3D Corp. (a)(b)	173,899	314,757
		1,519,857
Support Activities for Mining - 0.27%
YPF SA (a)	10,850	198,555
Support Activities for Transportation - 0.70%
Expedia, Inc.	4,120	507,213
Telecommunications - 2.62%
Liberty Media Corp. (b)	29,964	1,213,842
Telecom Argentina SA (a)	4,500	77,535
Zayo Group Holdings, Inc. (b)	24,800	602,640
		1,894,017
Utilities - 0.70%
Atlantic Power Corp.	165,000	330,000
Pampa Energia SA (a)	7,850	174,898
		504,898
Water Transportation - 0.85%
GasLog Ltd. (a)(c)	51,100	611,667
TOTAL COMMON STOCKS (Cost $22,244,950)		19,434,612

	Principal
	Amount
CORPORATE BONDS - 18.48%
Ambulatory Health Care Services - 1.99%
Prospect Medical Holdings, Inc.
8.375%, 05/01/2019 (f)	1,000,000	1,052,500
Select Medical Corp.
6.375%, 06/01/2021	475,000	385,938
		1,438,438
Bererage and Tobacco Product Manufacturing - 1.33%
Carolina Beverage Group LLC
10.625%, 08/01/2018 (f)	950,000	959,500
Broadcasting (except Internet) - 1.92%
Cablevision Systems Corp.
8.625%, 09/15/2017	881,000	931,657
LBI Media, Inc.
10.000%, 04/15/2019 (f)	470,000	456,488
		1,388,145
Chemical Manufacturing - 1.96%
Hexion, Inc.
6.625%, 04/15/2020	1,940,000	1,416,200
Clothing and Clothing Accessories Stores - 1.17%
HT Intermediate Holdings Corp.
12.000%, 05/15/2019 (e)(f)	985,000	842,175
Computer and Electronic Product Manufacturing - 0.14%
Goodman Networks, Inc.
12.125%, 07/01/2018	350,000	103,250

Merchant Wholesalers, Nondurable Goods - 2.45%
Lansing Trade Group LLC
9.250%, 02/15/2019 (f)	750,000	726,562
US Foods, Inc.
8.500%, 06/30/2019	1,000,000	1,041,250
		1,767,812
Mining (except Oil and Gas) - 0.25%
Westmoreland Coal Co.
8.750%, 01/01/2022 (f)	273,000	180,863
Miscellaneous Store Retailers - 1.46%
Central Garden & Pet Co.
8.250%, 03/01/2018	745,000	761,409
6.125%, 11/15/2023	285,000	289,987
		1,051,396
Paper Manufacturing - 2.18%
Beverage Packaging Holdings II
5.625%, 12/15/2016 (a)(f)	1,407,000	1,403,482
6.000%, 06/15/2017 (a)(f)	166,000	165,793
		1,569,275
Plastics and Rubber Products Manufacturing - 0.59%
Dispensing Dynamics International
12.500%, 01/01/2018 (f)	442,000	426,530
Publishing Industries (except Internet) - 0.21%
MHGE Parent LLC
8.500%, 08/01/2019 (f)	150,000	150,937
Telecommunications - 1.95%
HC2 Holdings, Inc.
11.000%, 12/01/2019 (f)	325,000	312,000
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (a)	354,000	310,856
Level 3 Financing, Inc.
8.625%, 07/15/2020	745,000	785,044
		1,407,900
Wood Product Manufacturing - 0.88%
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (f)	250,000	220,000
NWH Escrow Corp.
7.500%, 08/01/2021 (f)	488,000	417,240
		637,240
TOTAL CORPORATE BONDS (Cost $14,438,384)		13,339,661

	Shares
EXCHANGE TRADED FUNDS - 1.11%
AllianceBernstein Global High Income Fund, Inc.	33,175	371,228
Putnam Premier Income Trust	86,594	433,836
TOTAL EXCHANGE TRADED FUNFS (Cost $918,482)		805,064

MUTUAL FUNDS - 15.16%
Morgan Stanley Emerging Markets Debt Fund, Inc.	46,746	414,170
Nexpoint Credit Strategies Fund	34,391	763,824
Nuveen Dividend Advantage Municipal Fund 3	21,999	303,586
Nuveen Quality Preferred Income Fund	61,673	517,437
Pioneer Floating Rate Trust	11,888	128,747

Putnam Municipal Opportunities Trust	24,507	294,329
Stone Ridge High Yield Reinsurance Risk Premium Fund	390,444	3,904,444
Stone Ridge Reinsurance Risk Premium Fund	405,770	4,049,587
The Cushing MLP Total Return Fund	13,714	164,842
Western Asset Emerging Market Income Fund, Inc.	40,223	399,414
TOTAL MUTUAL FUNDS (Cost $11,954,012)		10,940,380

	Contracts
PURCHASED OPTIONS - 1.65%
Call Options - 1.20%
Gold Future
Expiration: January 2016, Exercise Price $2,000.00 (b)	138	1,380
	Notional
	Amount
U.S. Dollar/Chinese Yuan Renminbi
Expiration: February 2016, Exercise Price 6.1300 (b)	13,400,000	731,734
U.S. Dollar/Swiss Franc
Expiration: December 2015, Exercise Price 1.0847 (b)	1,012,500	129,756
		862,870
	Contracts
Put Options - 0.45%
Eurodollar 2 Year Midcurve
Expiration: December 2015, Exercise Price $98.2500 (b)	270	18,563
	Notional
	Amount
Euro/U.S. Dollar
Expiration: January 2016, Exercise Price 1.0050 (b)	1,330,000	306,512
		325,075
TOTAL PURCHASED OPTIONS (Cost $920,710)		1,187,945

	Shares
REAL ESTATE INVESTMENT TRUSTS - 3.71%
Credit Intermediation and Related Activities - 0.83%
Altisource Residential Corp. (a)(c)	45,200	598,448
Educational Services - 0.37%
Campus Crest Communities, Inc. (b)	39,620	265,454
Professional, Scientific, and Technical Services - 0.84%
Nexpoint Residential Trust, Inc.	45,707	605,618
Telecommunications - 1.67%
CyrusOne, Inc. (c)	33,440	1,209,190
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,714,726)		2,678,710

MONEY MARKET FUNDS - 28.42%
Fidelity Institutional Money Market Funds, Class I, 0.125% (c)(e)	4,705,835	4,705,835
Goldman Sach Financial Square Funds, Institutional Class, 0.001% (c)(e)	11,100,121	11,100,121
STIT - Liquid Assets Portfolio, Institutional Class, 0.170% (c)(e)	4,705,795	4,705,795
TOTAL MONEY MARKET FUNDS (Cost $20,511,751)		20,511,751

Total Investments (Cost $74,178,682) - 96.15%		69,399,951
Other Assets in Excess of Liabilities - 3.85%		2,776,473
TOTAL NET ASSETS - 100.00%		$72,176,424

Percentages are stated as a percent of net assets.

(a)	Foreign issued Security.
(b)	Non-income producing security.
(c)
All or a portion of this secruity is pledged as collateral for written futures, options, securities sold short and swaps. The aggregate value of these securities as of November 30, 2015 was $31,266,331. See Note 2 in the accompanying footnotes.

(d)	Security is deemed to be illiquid. The value of the security is $42,986, represents 0.06% of net assets.
(e)	Variable rate security. The rate shown is as of November 30, 2015.
(f)
Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at November 30, 2015 was $7,314,070 which represented 10.13% of net assets. Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Such securities may be deemed illiquid using procedures established by the Board of Trustees.

The accompanying notes are an integral part of these schedule of investments.

Collins Alternative Solutions Fund
Schedule of Securities Sold Short
November 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT
ACCO Brands Corp.	(37,600)	$(290,272)
AT&T, Inc.	(8,665)	(291,750)
Corrections Corp. of America (1)	(11,125)	(286,802)
Diamond Offshore Drilling, Inc.	(12,800)	(289,664)
Digital Realty Trust, Inc. (1)	(4,000)	(288,440)
Dr. Pepper Snapple Group, Inc.	(3,205)	(287,649)
Frontier Communications Corp.	(58,200)	(290,418)
Halyard Health, Inc.	(8,980)	(287,270)
iShares Russell 2000 ETF (2)	(17,455)	(2,078,716)
iShares U.S. Real Estate ETF (2)	(9,180)	(690,428)
Janus Capital Group, Inc.	(18,300)	(288,957)
SPDR S&P 500 ETF Trust (2)	(3,600)	(751,284)
SPDR S&P Retail ETF (2)	(15,500)	(690,835)
Sysco Corp.	(6,980)	(286,878)
The Buckle, Inc.	(9,000)	(285,750)
The Dun & Bradstreet Corp.	(2,725)	(293,728)
Total Securities Sold Short (Proceeds $7,779,884)		$(7,678,841)

(1)	Real estate investment trust.
(2)	Exchanged-traded fund.

The accompanying notes are an integral part of these schedule of investments.

Collins Alternative Solutions Fund
Schedule of Options Written
November 30, 2015 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS
Call Options
Stillwater Mining Co.
Expiration: December 2015, Exercise Price $10.0000	(230)	$(4,600)
	Notional
	Amount
Euro/U.S. Dollar
Expiration: January 2016, Exercise Price 1.3200	(665,000)	(1)
U.S. Dollar/South African Rand
Expiration: December 2015, Exercise Price 15.0000	(2,700,000)	(5,260)
Put Options
U.S. Dollar/Japanese Yen
Expiration: December 2015, Exercise Price 105.0000	(33,250,000)	-
		(9,861)
Total Options Written (Premiums Received $432,075)		$(9,861)

The accompanying notes are an integral part of these schedule of investments.

Collins Alternative Solutions Fund
Schedule of Open Futures Contracts
November 30, 2015 (Unaudited)

Description	Number of Contracts Sold	Notional Value		Currency	Settlement Month	Unrealized Appreciation (Depreciation)
90 Day Sterling	52	9,724,008	(a)	British Pound	Jun-16	$6,738
90-Day Bank Bill	58	10,005,493	(a)	Austrialian Dollar	Dec-15	(4,664)
Euro Stoxx 50 Index	42	1,555,342	(a)	Euro	Dec-15	39,220
Total Futures Contracts Sold						$41,294

Description	Number of Contracts Purchased	Notional Value		Currency	Settlement Month	Unrealized Appreciation (Depreciation)
30 Day Fed Fund	99	41,065,597		U.S. Dollar	Apr-16	$24,531
90 Day Euro	123	30,245,700		U.S. Dollar	Dec-17	8,877
90 Day Sterling	52	9,684,851	(a)	British Pound	Jun-17	(10,884)
Bist 30 Index	99	318,078	(a)	Turkish Lira	Dec-15	16,741
S&P 500 E-mini Index	6	623,940		U.S. Dollar	Dec-15	(8,908)
Total Futures Contracts Purchased						$30,357
Total Futures Contracts Depreciation						$71,651

(a) Amount represents U.S. Dollar equivalent of notional value of currency as of November 30, 2015.

The accompanying notes are an integral part of these schedule of investments.

Collins Alternative Solutions Fund
Schedule of Open Forward Currency Contracts
November 30, 2015 (Unaudited)

Forward Settlement		Currency to be received	U.S. $ Value at November 30, 2015	Currency to be delivered	U.S. $ Value at November 30, 2015	Unrealized Appreciation (Depreciation)
12/16/2015	(a)	Brazilian Real	$601,179	U.S. Dollar	$615,000	$(13,821)
2/16/2016	(a)	Brazilian Real	747,729	U.S. Dollar	827,142	(79,413)
12/16/2015	(a)	British Pound	6,054,798	U.S. Dollar	6,118,826	(64,028)
12/17/2015	(a)	British Pound	2,033,348	U.S. Dollar	2,051,744	(18,396)
12/16/2015	(a)	Canadian Dollar	899,337	U.S. Dollar	924,000	(24,663)
12/16/2015	(a)	Chilean Peso	1,336,889	U.S. Dollar	1,350,000	(13,111)
12/16/2015	(a)	China Offshore Spot Exchange Rate	60,630	U.S. Dollar	61,000	(370)
2/16/2016	(a)	Chinese Yuan Renminbi	22,001,413	U.S. Dollar	22,300,000	(298,587)
12/16/2015	(a)	Euro	1,430,205	Hungarian Forint	1,444,500	(14,295)
2/8/2016	(a)	Euro	651,187	Hungarian Forint	659,704	(8,517)
12/16/2015	(a)	Euro	3,600,353	Polish Zloty	3,583,308	17,045
12/16/2015	(a)	Euro	1,395,322	Swedish Krona	1,404,773	(9,451)
12/16/2015	(a)	Euro	12,310,016	U.S. Dollar	12,992,478	(682,462)
12/16/2015	(a)	Hungarian Forint	3,632,724	Euro	3,600,353	32,371
12/16/2015	(a)	Indian Rupee	4,462,433	U.S. Dollar	4,465,000	(2,567)
12/16/2015	(a)	Japanese Yen	9,786,451	U.S. Dollar	10,068,475	(282,024)
12/16/2015	(a)	Mexican Peso	2,662,900	U.S. Dollar	2,630,000	32,900
12/16/2015	(a)	New Zealand Dollar	861,286	U.S. Dollar	830,676	30,610
3/16/2016	(a)	Peruvian Nuevo Sol	4,014,972	U.S. Dollar	4,206,492	(191,520)
12/16/2015	(a)	Polish Zloty	1,424,189	Euro	1,430,205	(6,016)
2/8/2016	(a)	Polish Zloty	645,914	Euro	651,187	(5,273)
12/16/2015	(a)	Singapore Dollar	5,284,289	U.S. Dollar	5,337,364	(53,075)
12/14/2015	(a)	South African Rand	534,852	U.S. Dollar	540,000	(5,148)
12/17/2015	(a)	South African Rand	4,847,707	U.S. Dollar	5,011,152	(163,445)
12/16/2015	(a)	South-Korean Won	1,204,519	U.S. Dollar	1,230,000	(25,481)
12/16/2015	(a)	Swedish Krona	1,425,384	Euro	1,384,751	40,633
12/1/2015	(a)	Swiss Franc	2,026,422	U.S. Dollar	2,025,000	1,422
12/16/2015	(a)	Swiss Franc	670,252	U.S. Dollar	673,280	(3,028)
12/18/2015	(a)	Swiss Franc	2,029,267	U.S. Dollar	2,024,534	4,733
12/16/2015	(a)	Taiwan Dollar	5,255,349	U.S. Dollar	5,240,000	15,349
3/29/2016	(a)	Taiwan Dollar	1,294,821	U.S. Dollar	1,310,000	(15,179)
12/16/2015	(a)	Turkish Lira	1,944,749	U.S. Dollar	1,951,468	(6,719)
12/16/2015	(a)	U.S. Dollar	660,000	Brazilian Real	674,006	(14,006)
2/16/2016	(a)	U.S. Dollar	938,000	Brazilian Real	747,732	190,268
12/16/2015	(a)	U.S. Dollar	6,144,654	British Pound	6,099,983	44,671
12/17/2015	(a)	U.S. Dollar	2,010,724	British Pound	1,973,100	37,624
12/16/2015	(a)	U.S. Dollar	1,320,000	Chilean Peso	1,274,758	45,242
2/16/2016	(a)	U.S. Dollar	6,700,000	Chinese Yuan Renminbi	6,585,642	114,358
2/17/2016	(a)	U.S. Dollar	3,350,000	Chinese Yuan Renminbi	3,292,061	57,939
12/16/2015	(a)	U.S. Dollar	12,176,791	Euro	11,638,369	538,422
12/16/2015	(a)	U.S. Dollar	3,165,000	Indian Rupee	3,120,853	44,147
12/16/2015	(a)	U.S. Dollar	9,998,000	Japanese Yen	9,773,673	224,327

12/16/2015	(a)	U.S. Dollar	1,230,000	Mexican Peso	1,224,753	5,247
12/16/2015	(a)	U.S. Dollar	1,721,813	New Zealand Dollar	1,729,148	(7,335)
3/16/2016	(a)	U.S. Dollar	4,500,000	Peruvian Nuevo Sol	4,289,260	210,740
12/16/2015	(a)	U.S. Dollar	5,220,000	Singapore Dollar	5,244,059	(24,059)
12/14/2015	(a)	U.S. Dollar	540,000	South African Rand	537,049	2,951
12/17/2015	(a)	U.S. Dollar	5,016,711	South African Rand	4,841,841	174,870
12/16/2015	(a)	U.S. Dollar	2,640,000	South-Korean Won	2,580,638	59,362
12/1/2015	(a)	U.S. Dollar	2,023,260	Swiss Franc	2,026,421	(3,161)
12/16/2015	(a)	U.S. Dollar	675,000	Swiss Franc	666,615	8,385
3/29/2016	(a)	U.S. Dollar	1,310,000	Taiwan Dollar	1,339,247	(29,247)
6/23/2016	(a)	U.S. Dollar	2,460,000	Taiwan Dollar	2,306,660	153,340
7/11/2016	(a)	U.S. Dollar	2,770,000	Taiwan Dollar	2,648,804	121,196
12/16/2015	(a)	U.S. Dollar	5,229,600	Turkish Lira	5,309,107	(79,507)
Total Open Forward Currency Contracts						$64,248

(a) Citigroup Global Markets, Inc. is the central clearing counterparty for this open forward currency contract held by the Fund as of November 30, 2015.

The accompanying notes are an integral part of these schedule of investments.

Collins Alternative Solutions Fund
Schedule of Interest Rate Swaps
November 30, 2015 (Unaudited)

Counterparty	Reference Currency	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	Mexican Peso (MXN)	Receive	6.210%	1/3/25	37,825,000	$3,014
Citigroup Global Markets, Inc.	Czech Republic Koruna (CZK)	Receive	0.390%	4/24/20	215,000,000	(38,263)
Citigroup Global Markets, Inc.	India Rupee (INR)	Receive	6.430%	1/20/20	317,000,000	(57,015)
Citigroup Global Markets, Inc.	India Rupee (INR)	Receive	6.915%	1/9/20	317,000,000	25,028
Citigroup Global Markets, Inc.	Czech Republic Koruna (CZK)	Pay	0.300%	4/24/17	537,500,000	57,818
Citigroup Global Markets, Inc.	Norwegian Kroner (NOK)	Pay	2.032%	1/14/17	16,450,000	(21,584)
Citigroup Global Markets, Inc.	New Zealand Dollar (NZD)	Receive	3.680%	4/21/16	71,000,000	151,458
						$120,456

The accompanying notes are an integral part of these schedule of investments.

Collins Alternative Solutions Fund
Schedule of Total Return Swaps
November 30, 2015 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Fixed Rate	Termination Date	Notional Amount	Number of Units	Unrealized Appreciation (Depreciation)
Morgan Stanley	Austrilian Dollar Equity Securities (a)(b)	Pay(p)	1.000% - 2.550%	8/1/17	(75,403)	(1)	$4,540
Morgan Stanley	British Pound Equity Securities (a)(c)	Receive(p)	(1.916)% - 0.859%	8/4/16	(317,829)	(1)	(3,485)
Morgan Stanley	Canadian Dollar Equity Securities (a)(d)	Receive(p)	0.200%	7/26/16	(3,897)	(1)	38
Morgan Stanley	Canadian Dollar Equity Securities (a)(d)	Pay(p)	0.950%	7/25/16	(5,967)	(1)	(908)
Morgan Stanley	Canadian Dollar Equity Securities (a)(d)	Pay(p)	0.950%	7/25/16	(24,201)	(1)	(127)
Morgan Stanley	Danish Krone Equity Secuities (a)(e)	Pay(p)	(0.899)% - 0.110%	8/3/16	(22,873)	(1)	967
Morgan Stanley	Euro Equity Securities (a)(f)	Pay(p)	(3.642)% - 0.308%	8/2/16	(91,007)	(1)	(2,254)
Morgan Stanley	Euro Equity Securities (a)(f)	Receive(p)	(2.267)% - 0.258%	8/3/16	(3,288)	(1)	971
Morgan Stanley	Euro Equity Securities (a)(f)	Pay(p)	(2.892)% - 0.308%	8/3/16	(291,813)	(1)	5,025
Morgan Stanley	Hong Kong Dollar Equity Securities (a)(g)	Pay(p)	(0.227)% - 0.823%	8/1/17	(102,010)	(1)	5,653
Morgan Stanley	Japanese Yen Equity Securities (a)(h)	Pay(p)	(0.775)% - 0.650%	8/1/17	(68,726)	(1)	(71)
Morgan Stanley	Mexican Peso Equity Secuities (a)(i)	Pay(p)	3.962%	9/22/16	(14,691)	(1)	878
Morgan Stanley	New Zealand Dollar Equity Securities (a)(j)	Receive(p)	0.250% - 3.650%	8/1/17	(2,042)	(1)	377
Morgan Stanley	Norwegian Kroner Equity Securities (a)(k)	Receive(p)	(0.965)% - 1.610%	8/3/16	(13,275)	(1)	(2,157)
Morgan Stanley	South African Rand Equity Securities (a)(l)	Receive(p)	1.263% - 6.688%	7/29/16	(25,533)	(1)	(529)
Morgan Stanley	Swedish Krona Equity Securities (a)(m)	Pay(p)	(2.731)% - 0.095%	8/3/16	(51,124)	(1)	(5,590)
Morgan Stanley	Swiss Franc Equity Securities (a)(n)	Receive(p)	(1.660)% - (0.345)%	8/4/16	(57,117)	(1)	(1,631)
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	(0.360)% - 0.790%	7/21/16	(22,310)	(1)	(1,581)
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	(1.735)% - 0.790%	8/1/17	(46,838)	(1)	(4,821)
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	(2.875)% - 3.926%	7/28/16	(42,729)	(1)	(1,690)
Morgan Stanley	US Dollar Equity Securities (a)(o)	Receive(p)	(1.600)% - (0.160)%	7/25/16	(39,900)	(1)	(8,766)
Morgan Stanley	US Dollar Equity Securities (a)(o)	Receive(p)	(1.600)% - (0.160)%	7/25/16	(135,131)	(1)	2,070
Morgan Stanley	US Dollar Equity Securities (a)(o)	Receive(p)	(1.200)% - (0.160)%	7/28/16	(31,865)	(1)	390
Morgan Stanley	US Dollar Equity Securities (a)(o)	Receive(p)	(1.450)% - (0.160)%	7/25/16	(154,463)	(1)	4,094
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	0.640% - 1.040%	7/25/16	(30,846)	(1)	1,313
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	0.640%	7/25/16	(87,175)	(1)	6,153
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	0.640% - 1.040%	7/25/16	(362,653)	(1)	55,269
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	0.640% - 1.040%	7/25/16	(130,903)	(1)	26,612
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	0.640% - 1.040%	7/25/16	(337,494)	(1)	77,513
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	0.640% - 1.040%	7/25/16	(27,654)	(1)	3,574
Morgan Stanley	US Dollar Equity Securities (a)(o)	Pay(p)	0.640% - 1.040%	7/25/16	(120,834)	(1)	16,439
Total net unrealized appreciation/(depreciation) on total return swaps							$178,266

(a) Contracts reset at end of each month contract is held.
(b) Comprised of various equity securities from Australia.
(c) Comprised of various equity securities from Great Britain.
(d) Comprised of various equity securities from Canada.
(e) Comprised of various equity securities from Denmark.
(f) Comprised of various global equity securities from various European countries.
(g) Comprised of various equity securities from Hong Kong.
(h) Comprised of various equity securities from Japan.
(i) Comprised of various equity securities from Mexico.
(j) Comprised of various equity securities from New Zealand.
(k) Comprised of various equity securities from Norway.
(l) Comprised of various equity securities from South Africa.
(m) Comprised of various equity securities from Sweden.
(n) Comprised of various equity securities from Switzerland.
(o) Comprised of various equity securities from the United States.
(p) Contracts are shown as net receive or pay. Contracts may have both a receivable and payable piece.

The accompanying notes are an integral part of these finanicial statements.

Collins Long/Short Credit Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 66.01%
Ambulatory Health Care Services - 6.75%
Prospect Medical Holdings, Inc.
8.375%, 05/01/2019 (a)	$320,000	$336,800
Select Medical Corp.
6.375%, 06/01/2021	125,000	101,563
		438,363
Beverage and Tobacco Product Manufacturing - 5.83%
Carolina Beverage Group LLC
10.625%, 08/01/2018 (a)(b)	375,000	378,750
Broadcasting (except Internet) - 5.20%
Cablevision Systems Corp.
8.625%, 09/15/2017	319,000	337,342
Chemical Manufacturing - 6.30%
Hexion, Inc.
6.625%, 04/15/2020	560,000	408,800
Clothing and Clothing Accessories Stores - 4.10%
HT Intermediate Holdings Corp.
12.000%, 05/15/2019 (a)(b)(c)	311,000	265,905
Merchant Wholesalers, Nondurable Goods - 6.99%
Lansing Trade Group LLC
9.250%, 02/15/2019 (a)	200,000	193,750
US Foods, Inc.
8.500%, 06/30/2019 (b)	250,000	260,312
		454,062
Mining (except Oil and Gas) - 1.11%
Westmoreland Coal Co.
8.750%, 01/01/2022 (a)	109,000	72,213
Miscellaneous Store Retailers - 5.82%
Central Garden & Pet Co.
8.250%, 03/01/2018	255,000	260,616
6.125%, 11/15/2023	115,000	117,013
		377,629
Paper Manufacturing - 9.25%
Beverage Packaging Holdings II
5.625%, 12/15/2016 (a)(b)(d)	550,000	548,625
6.000%, 06/15/2017 (a)(d)	52,000	51,935
		600,560
Publishing Industries (except Internet) - 0.77%
MHGE Parent LLC
8.500%, 08/01/2019 (a)	50,000	50,312
Telecommunications - 10.60%
HC2 Holdings, Inc.
11.000%, 12/01/2019 (a)	75,000	72,000

Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (d)	396,000	347,738
Level 3 Financing, Inc.
8.625%, 07/15/2020	255,000	268,706
		688,444
Wood Product Manufacturing - 3.29%
NWH Escrow Corp.
7.500%, 08/01/2021 (a)(b)	250,000	213,750
Total Corporate Bonds (Cost $4,509,720)		4,286,130

	Shares
MONEY MARKET FUNDS - 36.23%
Money Market Funds - 36.23%
Fidelity Institutional Money Market Funds, Class I, 0.125% (b)(c)	1,176,340	1,176,340
STIT - Liquid Assets Portfolio, Institutional Class, 0.170% (b)(c)	1,176,340	1,176,340
TOTAL MONEY MARKET FUNDS (Cost $2,352,680)		2,352,680

Total Investments (Cost $6,862,400) - 102.24%		6,638,810
Liabilities in Excess of Other Assets - (2.24)%		(145,196)
TOTAL NET ASSETS - 100.00%		$6,493,614

Percentages are stated as a percent of net assets.

(a)
Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at November 30, 2015 was $2,184,040 which represented 33.63% of net assets. Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Such securities are deemed to be liquid.

(b)
All or a portion of this secruity is pledged as collateral for securities sold short. The aggregate value of these securities as of November 30, 2015 was $1,667,342, See Note 2 in the accompanying footnotes.

(c)	Variable rate security. The rate shown is as of November 30, 2015.
(d)	Foreign-issued security.

Collins Long/Short Credit Fund
Schedule of Securities Sold Short
November 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT
SPDR S&P 500 ETF Trust(1)	(1,400)	$(292,166)
Total Securities Sold Short (Proceeds $280,076)		$(292,166)

(1)	Exchange-traded fund.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

	Collins Alternative Solutions Fund	Collins Long/Short Credit Fund
Cost of investments	$74,178,682	$6,862,400
Gross unrealized appreciation on forwards	2,208,152	-
Gross unrealized appreciation on futures	96,107	-
Gross unrealized appreciation on investments	1,772,974	13,854
Gross unrealized appreciation on short positions	364,820	-
Gross unrealized appreciation on swaps	449,194	-
Gross unrealized appreciation on written options	422,214	-
Gross unrealized depreciation on forwards	(2,143,904)	-
Gross unrealized depreciation on futures	(24,456)	-
Gross unrealized depreciation on investments	(6,551,705)	(237,444)
Gross unrealized depreciation on short positions	(263,777)	(12,090)
Gross unrealized depreciation on swaps	(150,472)	-
Gross unrealized depreciation on written options	-	-
Net unrealized depreciation	$(3,820,853)	$(235,680)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The
Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Collins Alternative Solutions Fund and the Collins Long/Short Credit Fund (each a “Fund” together the "Funds") represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Collins Alternative Solutions Fund is long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets. The investment objective of the Collins Long/Short Credit Fund is to seek absolute total returns over a complete market cycle. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the
Funds in which shares are held. The Collins Alternative Solutions Fund became effective on April 30, 2012 and commenced operations on April 30,
2012 and July 31, 2013 for the Institutional Class and Class A shares, respectively. Class A shares are subject to an initial maximum sales charge of
5.00% imposed at the time of purchase and 0.50% may be charged on purchases greater than $1,000,000 redeemed within twelve months of purchase. Each class of shares has identical rights and privileges except with respect to distribution fees, sales charges, and voting rights on matters affecting a single class of shares. The Collins Long/Short Credit Fund became effective on January 29, 2015 and commenced operations on March 1,
2015 for both the Institutional Class and Class A shares. Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase and 0.50% may be charged on purchases greater than $1,000,000 redeemed within twelve months of purchase. Each class of shares has identical rights and privileges except with respect to distribution fees, sales charges, and voting rights on matters affecting a single class of shares.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Collins Capital
Investments, LLC (the "Adviser"), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Funds securities including common stocks, convertible preferred stocks, exchange traded Funds and rights, listed on the NASDAQ Stock Market,
Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by the approved pricing services ("Pricing Service")) the security is valued at the mean between the bid and asked prices on such day and will generally be classified as Level
2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds is accurately priced.

Bank loans will be valued at prices supplied by a Pricing Service for such securities (valued at the mean price), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Funds calculates its
NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange
("NYSE", generally 4:00 p.m. Eastern time).

Debt securities other than short-term instruments are valued in accordance with prices supplied by a Pricing Service. A Pricing Services may use the mean between the closing bid and ask prices provided by a Pricing Service. If the closing bid and ask prices are not readily available, the Pricing
Service may provide a price determined by a matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. The Funds' Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as Level 2. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealer known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Over-the-counter options with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts are valued at the mean between the bid and asked prices.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing
Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the
Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2015:

Collins Alternative Solutions Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$501,828	$-	$501,828
Common Stocks
Administrative and Support and Waste Management and Remediation Services	2,027,097	-	-	2,027,097
Agriculture, Forestry, Fishing and Hunting	249,750	-	-	249,750
Educational Services	1,196,524	-	-	1,196,524
Finance and Insurance	4,410,353	-	-	4,410,353
Information	3,088,321	-	-	3,088,321
Manufacturing	5,183,838	-	-	5,183,838
Mining, Quarrying, and Oil and Gas Extraction	899,277	-	-	899,277
Retail Trade	602,528	-	-	602,528
Transportation and Warehousing	1,229,040	42,986	-	1,272,026
Utilities	504,898	-	-	504,898
Total Common Stocks	19,391,626	42,986	-	19,434,612
Corporate Bonds	-	13,339,661	-	13,339,661
Exchange-Traded Funds	805,064	-	-	805,064
Mutual Funds	10,940,380	-	-	10,940,380
Purchased Options	19,943	1,168,002	-	1,187,945
Real Estate Investment Trusts	2,678,710	-	-	2,678,710
Short-Term Investments	20,511,751	-	-	20,511,751
Total Assets	$54,347,474	$15,052,477	$-	$69,399,951

Liabilities:
Securities Sold Short
Common Stock	$(3,180,776)	$-	$-	$(3,180,776)
Exchange-Traded Funds	(4,211,263)	-	-	(4,211,263)
Real Estate Investment Trusts	(286,802)	-	-	(286,802)
Total Securities Sold Short	(7,678,841)	-	-	(7,678,841)
Written Options	(4,600)	(5,261)	-	(9,861)
Total Liabilities	$(7,683,441)	$(5,261)	$-	$(7,688,702)

Other Financial Instruments(2)
Forwards	$-	$64,248	$-	$64,248
Futures	71,651	-	-	71,651
Swaps	-	298,722	-	298,722
Total Other Financial Instruments	$71,651	$362,970	$-	$434,621

Collins Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$4,286,130	$-	$4,286,130
Short-Term Investments	2,352,680	-	-	2,352,680
Total Assets	$2,352,680	$4,286,130	$-	$6,638,810

Liabilities:
Securities Sold Short
Corporate Bonds	$-	$(292,166)	$-	$(292,166)
Total Securities Sold Short	-	(292,166)	-	(292,166)
Total Liabilities	$-	$(292,166)	$-	$(292,166)

(1) See the Schedule of Investments for industry classifications
(2) Other financial instruments are futures contracts, swap contracts and forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) The Funds measures Level 3 securities as of the beginning and end of each financial reporting period. For the period ended May 31, 2015, the Funds did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs
(Level 3 securities) were used in determining fair value is not applicable.

The Funds did have any transfers between any levels during the period ended November 30, 2015. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Collins Alternative Solutions Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2015 was as follows:

Collins Alternative Solutions Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Commodity Contracts - Options	Investments, at value	$1,380	Written options, at value	$-
Equity Contracts - Options	Investments, at value	-	Written options, at value	(4,600)
Foreign Exchange Contracts - Options	Investments, at value	1,168,002	Written options, at value	(5,261)
Interest Rate Contracts - Options	Investments, at value	18,563	Written options, at value	-
Equity Contracts - Futures	Net assets- Unrealized appreciation*	55,961	Net assets- Unrealized depreciation*	(8,908)
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	40,146	Net assets- Unrealized depreciation*	(15,548)
Foreign Exchange Contracts - Forwards	Unrealized appreciation on forward currency contracts	2,208,152	Unrealized depreciation on forward currency contracts	(2,143,904)
Equity Contracts - Swaps	Unrealized appreciation on open swap contracts	211,876	Unrealized depreciation on open swap contracts	(33,610)
Interest Rate Contracts - Swaps	Unrealized appreciation on open swap contracts	237,318	Unrealized depreciation on open swap contracts	(116,862)

Total		$3,940,018		$(2,328,693)
*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2015 through November 30, 2015 was as follows:

Collins Alternative Solutions Fund
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Commodity Contracts	$(38,549)	$6,166	$13,758	$-	$-	$(18,625)
Equity Contracts	(873,692)	372,444	412,586	2,205	-	(86,457)
Foreign Exchange Contracts	(4,013,354)	2,313,896	-	-	(12,672,593)	(14,372,051)
Interest Rate Contracts	(432,270)	170,781	(559,087)	396,766	-	(423,810)
Total	$(5,357,865)	$2,863,287	$(132,743)	$398,971	$(12,672,593)	$(14,900,943)

Collins Alternative Solutions Fund
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Commodity Contracts	$3,623	$-	$65,164	$-	$-	$68,787
Equity Contracts	386,527	(117,372)	(66,704)	(68,126)	-	134,325
Foreign Exchange Contracts	(1,269,172)	2,474,164	-	-	6,562,293	7,767,285
Interest Rate Contracts	998	(49,328)	168,833	(224,315)	-	(103,812)
Total	$(878,024)	$2,307,464	$167,293	$(292,441)	$6,562,293	$7,866,585

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel,  President

Date                 January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, President

Date                 January 21, 2016

By (Signature and Title)*  /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date                 January 21, 2016

* Print the name and title of each signing officer under his or her signature.